Basic and Diluted Net Loss Per Share - Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	153,884,960	104,420,286	153,884,960	104,420,286	64,778,154	34,799,299
Common stock warrants [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	25,670,265	31,670,265	25,670,265	31,670,265	25,434,069	23,024,556
Stock options and RSUs issued and outstanding [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	34,256,501	14,170,385	34,256,501	14,170,385	11,979,368	11,774,743
Convertible Notes [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	77,821,528	58,579,636	77,821,528	58,579,636
Third SAFE Agreement [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	2,750,000		2,750,000
Forward Purchase Agreements [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	6,720,000		6,720,000
Deferred consideration shares [Member]
Schedule of Potential Common Shares Outstanding that were Excluded from the Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	6,666,666		6,666,666